Consolidated Statements of Changes in Shareholders' Deficit - USD ($) shares in Millions	Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Intelsat S.A. Shareholders' Deficit [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2013		$ 35,000	$ 1,060,000	$ 2,099,218,000	$ (3,015,273,000)	$ (60,393,000)	$ (975,353,000)	$ 40,686,000
Balance, shares at Dec. 31, 2013		3.5	106.0
Net income (loss)	$ 232,532,000				232,532,000		232,532,000	3,974,000
Dividends paid to noncontrolling interests								(8,744,000)
Share-based compensation			$ 7,000	26,382,000			26,389,000
Share-based compensation (in Shares)			0.7
Declaration of preferred stock dividend		$ (9,917,000)		(9,917,000)			(9,917,000)
Acquisition of non-controlling interests				2,215,000			2,215,000	(2,215,000)
Postretirement/pension liability adjustment, net of tax						(52,002,000)	(52,002,000)
Other comprehensive income (loss), net of tax						(132,000)	(132,000)
Balance at Dec. 31, 2014		$ 35,000	$ 1,067,000	2,117,898,000	(2,782,741,000)	(112,527,000)	(776,268,000)	33,701,000
Balance, shares at Dec. 31, 2014		3.5	106.7
Net income (loss)	(3,923,387,000)				(3,923,387,000)		(3,923,387,000)	3,934,000
Dividends paid to noncontrolling interests	(8,423,000)							(8,423,000)
Share-based compensation	25,921,000		$ 9,000	25,912,000			25,921,000
Share-based compensation (in Shares)			0.9
Declaration of preferred stock dividend	(9,919,000)	$ (9,919,000)		(9,919,000)			(9,919,000)
Postretirement/pension liability adjustment, net of tax						27,939,000	27,939,000
Curtailment gain, net of tax of $3.8 million	6,510,000					6,510,000	6,510,000
Other comprehensive income (loss), net of tax	(361,000)					(361,000)	(361,000)
Balance at Dec. 31, 2015	(4,649,565,000)	$ 35,000	$ 1,076,000	2,133,891,000	(6,706,128,000)	(78,439,000)	(4,649,565,000)	29,212,000
Balance, shares at Dec. 31, 2015		3.5	107.6
Net income (loss)	990,197,000				990,197,000		990,197,000	3,915,000
Dividends paid to noncontrolling interests	(8,980,000)							(8,980,000)
Share-based compensation	23,089,000		$ 8,000	23,081,000			23,089,000
Share-based compensation (in Shares)			0.8
Preferred shares conversion, value		$ (35,000)	$ 96,000	(61,000)
Preferred shares conversion, shares		(3.5)	9.6
Postretirement/pension liability adjustment, net of tax						2,041,000	2,041,000
Other comprehensive income (loss), net of tax	93,000					93,000	93,000
Balance at Dec. 31, 2016	$ (3,634,145,000)		$ 1,180,000	$ 2,156,911,000	$ (5,715,931,000)	$ (76,305,000)	$ (3,634,145,000)	$ 24,147,000
Balance, shares at Dec. 31, 2016			118.0